Summary of Device Installment Receivables Sold under RPA and Revolving Program (Parenthetical) (Detail) $ in Billions	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash proceeds received from device installment plan receivables sold, net of remittances	$ 5.9